Subsequent Events (Details) - Subsequent Event [Member] - USD ($)		1 Months Ended
	Jul. 13, 2018	Jul. 23, 2018
Subsequent Events (Textual)
Restricted shares of common stock - consulting services provided	340,278
Consultantance [Member]
Subsequent Events (Textual)
Stock options to purchase common stock		$ 109,000
Exercise price		$ 1.5
Vesting over period		4 years
Stock options [Member]
Subsequent Events (Textual)
Stock options to purchase common stock		$ 70,000
Exercise price		$ 1.50
Vesting over period		4 years